Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
SoFi Next 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Next 500 ETF
Class Name	SoFi Next 500 ETF
Trading Symbol	SFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 93,395,000
Holdings Count | Holdings	498
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024 )

Fund Size (Thousands)	$93,395
Number of Holdings	498
Portfolio Turnover	22%

Holdings [Text Block]	Security Type (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2024 )

Top Ten Holdings	(% of net assets)
Dynatrace, Inc.	0.87
Blue Owl Capital, Inc. - Class A	0.79
TechnipFMC PLC	0.76
Nutanix, Inc. - Class A	0.76
Pure Storage, Inc. - Class A	0.76
FTAI Aviation Ltd.	0.69
Regal Rexnord Corp.	0.64
Molson Coors Brewing Co. - Class B	0.62
Interactive Brokers Group, Inc. - Class A	0.61
Kimco Realty Corp.	0.59

Material Fund Change [Text Block]

How has the Fund changed?

Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.

Material Fund Change Expenses [Text Block]	Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SoFi Social 50 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 ETF
Class Name	SoFi Social 50 ETF
Trading Symbol	SFYF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$16	0.29%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%
Net Assets	$ 17,473,000
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$17,473
Number of Holdings	51
Portfolio Turnover	26%

Holdings [Text Block]	Security Type (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2024)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	10.13
Tesla, Inc.	9.16
Palantir Technologies, Inc. - Class A	5.17
Microsoft Corp.	4.89
Amazon.com, Inc.	4.81
Apple, Inc.	4.80
Meta Platforms, Inc. - Class A	4.71
Alphabet, Inc. - Class A	4.54
Berkshire Hathaway, Inc. - Class B	3.90
Rivian Automotive, Inc. - Class A	3.85

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SoFi Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	SoFi Enhanced Yield ETF
Class Name	SoFi Enhanced Yield ETF
Trading Symbol	THTA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 39,078,000
Holdings Count | Holdings	8
Investment Company, Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$39,078
Number of Holdings	8
Portfolio Turnover	270%

Holdings [Text Block]	Security Type (% of total investments)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2024)

Top Holdings	(% of net assets)
United States Treasury Note/Bond - 3.88%, 03/31/2025	36.09
United States Treasury Note/Bond - 4.50%, 11/30/2024	35.41
United States Treasury Note/Bond - 3.00%, 07/15/2025	29.29
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $6,150.00	7.67
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $4,880.00	0.11

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
SoFi Select 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Select 500 ETF
Class Name	SoFi Select 500 ETF
Trading Symbol	SFY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 852,911,000
Holdings Count | Holdings	502
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)

Fund Size (Thousands)	$852,911
Number of Holdings	502
Portfolio Turnover	12%

Holdings [Text Block]	Security Type (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2024)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	15.1
Amazon.com, Inc.	8.3
Microsoft Corp.	4.6
Apple, Inc.	4.2
Meta Platforms, Inc. - Class A	2.6
Berkshire Hathaway, Inc. - Class B	1.9
JPMorgan Chase & Co.	1.8
Eli Lilly & Co.	1.7
Broadcom, Inc.	1.4
Alphabet, Inc. - Class A	1.3

Material Fund Change [Text Block]

How has the Fund changed?

Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.

Material Fund Change Expenses [Text Block]	Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.